Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
Land use rights	$1,002,869	$1,017,360
Patent	141,229	143,270
Digital factory operation management system	169,394	171,842
Mask customization system	37,695	38,239
Subtotal	1,351,187	1,370,711
Less: accumulated amortization	392,071	326,649
Intangible assets, net	$959,116	$1,044,062

Amortization expenses were $69,166, $56,923 and $53,220 for the years ended September 30, 2025, 2024 and 2023, respectively.

The following table presents future amortization as of September 30, 2029:

Year ending September 30,	Amount
2026	$70,075
2027	64,222
2028	53,836
2029	45,483
2030	45,057
Thereafter	680,443
$959,116